UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2020

Date of reporting period: December 31, 2019

Item 1.    Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 82.0%

	Shares	Value

Argentina — 0.5%

MercadoLibre *	1,385	$792,137

Brazil — 7.3%

BRF *	358,269	3,134,976

Hapvida Participacoes e Investimentos	56,355	895,191

Petrobras Distribuidora	227,529	1,700,797

Petroleo Brasileiro ADR *	204,166	3,254,406

Rumo *	511,832	3,320,858

		12,306,228

Chile — 1.1%

Liberty Latin America, Cl C *	93,569	1,820,853

China — 11.3%

Bilibili ADR *	165,651	3,084,422

Brilliance China Automotive Holdings	1,148,449	1,190,927

China Taiping Insurance Holdings	828,400	2,054,043

CRRC	3,639,369	2,652,996

Huazhu Group ADR	17,644	706,995

Momo ADR *	79,124	2,650,654

TAL Education Group ADR *	52,837	2,546,743

Trip.com Group ADR *	119,232	3,999,041

		18,885,821

Egypt — 0.6%

Commercial International Bank Egypt SAE	183,945	951,471

Ghana — 0.9%

Tullow Oil *	1,830,436	1,551,916

Greece — 1.3%

Eurobank Ergasias *	1,311,350	1,354,229

National Bank of Greece *	242,744	822,889

		2,177,118

Hong Kong — 4.9%

3SBio *	1,161,000	1,504,928

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Hong Kong — (continued)

Tencent Holdings	139,900	$6,743,813

		8,248,741

Hungary — 0.6%

OTP Bank	20,953	1,096,797

India — 7.9%

ACC	59,082	1,196,611

Housing Development Finance	146,475	4,950,791

ICICI Bank	402,052	3,035,464

ICICI Lombard General Insurance	108,938	2,116,547

United Spirits *	233,268	1,959,365

		13,258,778

Kazakhstan — 1.4%

Halyk Savings Bank of Kazakhstan JSC GDR	47,061	628,264

KAZ Minerals	250,873	1,766,075

		2,394,339

Kuwait — 2.0%

Delivery Hero *	41,378	3,281,227

Panama — 1.9%

Copa Holdings, Cl A	29,722	3,212,354

Russia — 7.3%

Sberbank of Russia PJSC ADR	378,145	6,216,704

Yandex, Cl A *	139,049	6,047,241

		12,263,945

South Africa — 1.0%

AngloGold Ashanti ADR	74,718	1,669,200

South Korea — 7.8%

Hotel Shilla	27,661	2,165,993

NAVER	18,659	3,003,420

Samsung Electro-Mechanics	26,180	2,821,255

SK Hynix	62,350	5,031,576

		13,022,244

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Taiwan — 11.5%

Globalwafers	167,000	$2,130,884

Hiwin Technologies	200,880	1,883,020

MediaTek	280,493	4,149,803

Taiwan Semiconductor Manufacturing	720,382	7,954,313

Win Semiconductors	317,666	3,115,515

		19,233,535

Thailand — 2.4%

CP ALL NVDR	567,245	1,367,587

Minor International NVDR	2,160,646	2,595,158

		3,962,745

Turkey — 3.1%

Turk Hava Yollari AO *	836,293	2,032,061

Turkiye Garanti Bankasi *	1,742,011	3,260,965

		5,293,026

United Arab Emirates — 1.0%

Emaar Properties PJSC	1,615,577	1,768,133

Vietnam — 1.3%

Hoa Phat Group JSC *	1,420,767	1,440,847

Vincom Retail JSC	457,103	670,687

		2,111,534

Zambia — 4.9%

First Quantum Minerals	807,928	8,205,446

TOTAL COMMON STOCK (Cost $118,157,609)		137,507,588

EQUITY-LINKED WARRANTS — 14.1%

	Shares	Value

China — 14.1%
Beijing Sinnet Technology, Expires 10/19/20 *	1,335,217	3,848,460
China Merchants Energy Shipping, Expires 11/24/20 *	917,207	1,088,016
COSCO SHIPPING Energy Transportation, Expires 11/24/20 *	781,864	716,373
Focus Media Information Technology Co Ltd, Expires 10/16/20	2,264,500	2,030,487
Guangdong Haid Group Company Ltd., Expires 08/24/20	283,752	1,463,170

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2019 (Unaudited)

EQUITY-LINKED WARRANTS — continued

	Shares	Value

China (continued)
Hangzhou Robam Appliances, Expires 09/07/20	598,681	$2,899,305
Han’s Laser Technology, Expires 03/27/20	411,366	2,363,067
Offshore Oil Engineering CO Ltd, Expires 11/30/20	2,695,383	2,856,699
Ping An Insurance, Expires 10/16/20	171,300	2,102,364
Wens Foodstuffs Groups Co Ltd, Expires 10/19/20	648,900	3,131,157
Zhejiang NHU Co Ltd, Expires 11/23/20	373,700	1,245,048

		23,744,146

TOTAL EQUITY-LINKED WARRANTS (Cost $21,972,148)		23,744,146

PREFERRED STOCK — 2.4%

	Shares	Value

South Korea — 2.4%
Samsung Electronics (A)	102,798	4,021,543

TOTAL PREFERRED STOCK (Cost $3,239,710)		4,021,543

WARRANTS — 0.0%

	Shares	Value

Thailand — 0.0%
Minor International, Expires 09/30/21 *	116,907	12,567

TOTAL WARRANTS (Cost $—)		12,567

TOTAL INVESTMENTS— 98.5% (Cost $143,369,467)		$165,285,844

Percentages are based on Net Assets of $167,760,743.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR	American Depositary Receipt
Cl	Class
GDR	Global Depositary Receipt
JSC	Joint Stock Company
Ltd.	Limited

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2019 (Unaudited)

NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
SAE	Eqyptian Joint Stock Company

The following table summarizes the inputs used as of December 31, 2019, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$792,137	$—	$—	$792,137
Brazil	12,306,228	—	—	12,306,228
Chile	1,820,853	—	—	1,820,853
China	18,885,821	—	—	18,885,821
Egypt	951,471	—	—	951,471
Ghana	1,551,916	—	—	1,551,916
Greece	2,177,118	—	—	2,177,118
Hong Kong	8,248,741	—	—	8,248,741
Hungary	—	1,096,797	—	1,096,797
India	13,258,778	—	—	13,258,778
Kazakhstan	2,394,339	—	—	2,394,339
Kuwait	—	3,281,227	—	3,281,227
Panama	3,212,354	—	—	3,212,354
Russia	12,263,945	—	—	12,263,945
South Africa	1,669,200	—	—	1,669,200
South Korea	—	13,022,244	—	13,022,244
Taiwan	19,233,535	—	—	19,233,535
Thailand	—	3,962,745	—	3,962,745
Turkey	5,293,026	—	—	5,293,026
United Arab Emirates	1,768,133	—	—	1,768,133
Vietnam	2,111,534	—	—	2,111,534
Zambia	8,205,446	—	—	8,205,446

Total Common Stock	116,144,575	21,363,013	—	137,507,588

Equity-Linked Warrants
China	9,263,391	14,480,755	—	23,744,146

Total Equity-Linked Warrants	9,263,391	14,480,755	—	23,744,146

Preferred Stock
South Korea	—	4,021,543	—	4,021,543

Total Preferred Stock	—	4,021,543	—	4,021,543

Warrants
Thailand	—	12,567	—	12,567

Total Warrants	—	12,567	—	12,567

Total Investments in Securities	$125,407,966	$39,877,878	$—	$165,285,844

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2019 (Unaudited)

For the period ended December 31, 2019, there were no transfers in or out Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RWC-QH-001-0500

Item 2.    Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: February 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: February 26, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and CFO

Date: February 26, 2020